INTANGIBLE ASSETS, NET (Details 1)	Dec. 31, 2022 USD ($)
Fiscal 2024	$ 35,249
Fiscal 2025	35,249
Fiscal 2026	35,249
Estimated future amortization expense	1,269,436
INTANGIBLE ASSETS, NET [Member]
Fiscal 2023	63,330
Fiscal 2024	63,330
Fiscal 2025	63,330
Fiscal 2026	63,330
Fiscal 2027	62,720
Estimated future amortization expense	423,272
Thereafter	$ 107,232